FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Borrowings	$ 88,350	$ 145,795
Liquidity risk
Financial Instruments
Financial liabilities	135,358	190,199
Trade and other payables	8,219	8,851
Accrued liabilities	9,541	7,967
Lease obligation	3,143	3,527
Credit Facility		146,006
Liquidity risk | Revolving Facility
Financial Instruments
Financial liabilities	114,455
Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		23,848
Less than 3 months | Liquidity risk
Financial Instruments
Financial liabilities	19,247	25,161
Trade and other payables	8,219	8,851
Accrued liabilities	9,541	7,967
Lease obligation	276	248
Credit Facility		7,810
Less than 3 months | Liquidity risk | Revolving Facility
Financial Instruments
Financial liabilities	1,211
Less than 3 months | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		285
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Financial liabilities	6,710	47,174
Lease obligation	736	743
Credit Facility		22,868
Between 3 months and 1 year | Liquidity risk | Revolving Facility
Financial Instruments
Financial liabilities	5,974
Between 3 months and 1 year | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		23,563
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Financial liabilities	15,463	86,876
Lease obligation	1,210	1,310
Credit Facility		85,566
Between 1 year and 3 years | Liquidity risk | Revolving Facility
Financial Instruments
Financial liabilities	14,253
Later than 3 years | Liquidity risk
Financial Instruments
Financial liabilities	93,938	30,988
Lease obligation	921	1,226
Credit Facility		$ 29,762
Later than 3 years | Liquidity risk | Revolving Facility
Financial Instruments
Financial liabilities	$ 93,017